Document and Entity Information	Nov. 10, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	1-278
Entity Registrant Name	Emerson Electric Co.
Entity Central Index Key	0000032604
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	43-0259330
Entity Address, Address Line One	8027 Forsyth Blvd.
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63105
City Area Code	314
Local Phone Number	553-2000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.50 par value per share
Trading Symbol	EMR
Security Exchange Name	NYSE
2.000% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.000% Notes due 2029
Trading Symbol	EMR 29
Security Exchange Name	NYSE
3.000% Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.000% Notes due 2031
Trading Symbol	EMR 31A
Security Exchange Name	NYSE
3.500% Notes due 2037 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.500% Notes due 2037
Trading Symbol	EMR 37
Security Exchange Name	NYSE